Other receivables and other payables - Other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Other Payables [Abstract]
Metals borrowings liability	R 1,667	R 855		R 0
NCI put liability	96	109		0
Gold and zinc hedge derivative liability	468	494		173
Other	640	969		862
Total other payables	3,681	3,545		5,422
Reconciliation of the non-current and current portion of the other receivables:
Other payables	3,681	3,545		5,422
Current portion of other payables	(2,279)	(1,730)	[1]	(2,015)
Other payables	1,402	1,815	[1]	3,407
Marikana
Other Payables [Abstract]
Dividend payables	810	730		1,626
Keliber
Other Payables [Abstract]
Dividend payables	0	388		1,147
Kroondal
Other Payables [Abstract]
Contingent consideration (Kroondal acquisition)	0	0		1,570
Pandora acquisition by Lonmin
Other Payables [Abstract]
Deferred payment	0	0		44
Reldan Group
Other Payables [Abstract]
Metals borrowings liability	R 1,667	855		R 0	R 0
Other		R 96

[1]	Amount for 31 December 2024 was revised (see note 16.2)